CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	¥ (2,597,169)	$ (365,805)	¥ (761,994)	¥ 515,101
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(25,365)	(3,573)	101,465	(34,908)
Other comprehensive (loss) income, net of tax of nil	(25,365)	(3,573)	101,465	(34,908)
Comprehensive income (loss)	(2,622,534)	(369,378)	(660,529)	480,193
Comprehensive income attributable to noncontrolling interest	(46,667)	(6,573)	(13,958)	(15,003)
Comprehensive income (loss) attributable to VNET Group, Inc.	¥ (2,669,201)	$ (375,951)	¥ (674,487)	¥ 465,190